Related Party Transactions - Narrative (Q3) (Details) - USD ($) $ in Millions		1 Months Ended
	Oct. 30, 2018	Jan. 31, 2018
IRRAS Sublease
Related Party Transaction [Line Items]
Sublease, term of contract (years)		2 years
Future sublease payments receivable from related party		$ 0.3
Subsequent Event | IRRAS Restated Sublease
Related Party Transaction [Line Items]
Sublease, term of contract (years)	1 year
Future sublease payments receivable from related party	$ 0.4
Subsequent Event | Director | IRRAS Sublease
Related Party Transaction [Line Items]
Future sublease payments receivable from related party		$ 0.3